SHARE OPTIONS AND WARRANTS (Details - options and warrants number and exercise price) Unit_Standard_pure_iZslO8HNb0uXQp9NAErPAA in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 £ / shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021	Dec. 31, 2020 EquityInstruments £ / shares
SHARE OPTIONS AND WARRANTS
Outstanding at the beginning | EquityInstruments		41,776		45,037
Granted | EquityInstruments		10,698		11,400
Exercised | EquityInstruments		(34,351)		(9,686)
Lapsed | EquityInstruments		(434)		(4,975)
Outstanding at the end		17,689	17,689	41,776
Exercisable at the end		7,596	8,389	34,439
Outstanding at the beginning (in dollars per share)				£ 0.14
Granted (in dollars per share)	£ 1.63			0.07
Exercised (in dollars per share)	0.12			0.16
Lapsed (in dollars per share)	0.95			0.16
Outstanding at the end (in dollars per share)	0.81
Exercisable at the end (in dollars per share)	£ 0.26			£ 0.13